Leases-Group as Lessor (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Future Minimum Rentals

Future minimum rentals payable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Within one year	19	23
After one year but not more than five years	—	25

	19	48